Paycheck Protection Program Loan (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Paycheck Protection Program Loan (Details) [Line Items]
Loan received	$ 200,500
Gulf Coast Environmental Systems, LLC [Member]
Paycheck Protection Program Loan (Details) [Line Items]
Loan received	490,500
Small Business Administration [Member]
Paycheck Protection Program Loan (Details) [Line Items]
Loan received	$ 200,500	$ 490,500